Principal Accountant Fees and Services - Summary of Principal Accountant Fees and Services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Auditor's remuneration [abstract]
Audit fees	€ 771	€ 599	€ 700
Tax fees	87	104	7
All other fees	13	22
Total principal accountant fees and services	€ 871	€ 725	€ 707